Earnings Per Share (Details) - shares		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jan. 21, 2025	Nov. 25, 2024
Earnings Per Share [Line Items]
Ordinary shares issued	[1]	16,020,000	16,020,000
Weighted average number of ordinary shares outstanding		873,370
weighted average number of ordinary shares outstanding	[2]	16,893,370	16,020,000
Adjustments for diluted shares		0
Dilutive securities outstanding		0	0
Common Stock [Member]
Earnings Per Share [Line Items]
Ordinary shares issued				1,980,000	16,020,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).
[2]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).